Shareholders' Equity (Details) - Ordinary shares [member] - shares	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of shares authorized	1,000,000,000	1,000,000,000
Number of issued and paid	81,355,693	20,198,583